NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Disclosure of earnings per share [Table text block]
	Year ended December 31,
	2024	2023 (*)	2022 (*)

Numerator:
Net basic loss from continued operations attributable to shareholders of the Company	$(10,585)	(9,498)	$(22,511)
Change in fair value of derivative warrant liability (see Note 16 below)	-	-	(6,014)
Net diluted loss	$(10,585)	$(9,498)	$(28,525)

Denominator:
Common shares used in computing basic net loss per share from continued operations	2,349,221	2,136,549	1,196,803
Common shares to be issued upon exercise of derivative warrant liability	-	-	50,724
Common shares used in computing diluted net loss per share from continued operations	2,349,221	2,136,549	1,247,527

Basic net loss per common share from continued operations	$(4.51)	$(4.45)	$(18.81)
Diluted net loss per common share from continued operations	$(4.51)	$(4.45)	$(22.86)

(*)	Include the effect of Reverse Share Split (see also Note 18A above).